Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity
Shareholders' equity

29. Shareholders’ equity

a)   Share capital

As of December 31, 2016 and 2017, share capital, at par value, was as follows:

			Total Par Value
	Number of Shares		(Millions of Pesos)
	12/31/2016	12/31/2017	12/31/2016	12/31/2017

Fixed capital:
Series "F" shares	67,792,912,762	67,792,912,762	6,779	6,779
Series "B" shares	13,062,491,041	13,062,491,041	1,307	1,307
	80,855,403,803	80,855,403,803	8,086	8,086

Authorized unsubscribed capital:
Series "F" shares	7,862,838,825	7,862,838,825	—	—
	7,862,838,825	7,862,838,825	—	—
	88,718,242,628	88,718,242,628	8,086	8,086

Share capital is comprised of fixed shares, which cannot be increased and variable shares, which may be increased without limit.

Series “F” shares may only be acquired by our Parent company or, directly or indirectly, by Banco Santander, S.A. (Spain), except when such shares are transferred in guarantee or in ownership to the Mexican Bank Savings Protection Institute (hereinafter, IPAB). These shares can only be sold with the prior authorization of the Mexican Treasury Department. No authorization shall be required from such Authority and corporate bylaws will not have to be amended when the transfer of shares is either in guarantee or ownership, to the IPAB.

At all times, Series “F” share capital shall represent at least 51% of share capital and Series “B” share capital can represent up to 49% of the share capital.

Foreign governments may not direct or indirectly own any share capital of the Bank, except when: i) they do it temporarily as part of financial supporting or bailout; ii) they do it through official entities and iii) they do it indirectly and do not have control on the Bank, pursuant Article 13 of the Credit Institutions Law. All the aforementioned exceptions must be authorized by the CNBV.

Capital reductions will incur taxation on the excess of the amount distributed against the corresponding tax value determined according to the Income Tax Law.

b)   Share premium

Share premium includes the amount paid up by the Bank’s shareholders in capital issues in excess of the par value.

The Mexican General Law of Corporations expressly permits the use of the share premium account balance to increase capital at the entities at which it is recognized and does not establish any specific restrictions as to its use.

c)   Accumulated reserves

Accumulated reserves include the net amount of the accumulated profit recognized in previous years through the consolidated income statement that was appropriated to consolidated equity, the legal reserve, the differences between the selling price of treasury shares and its cost of acquisition thereof and the remeasurement of defined benefit obligation.

Accumulated profit

This includes the accumulated profit not distributed to shareholders.

Dividend policy and payment of dividends

Income tax must be paid in the event that payment of dividends from profits is not previously subject to income tax. Accordingly, the Bank must keep track of profits subject to each rate and maintain such accumulated profits in a Net tax profit account.

In accordance with amendments to the Income Tax Law, dividends paid from profits earned in fiscal year 2014 and thereafter by Mexican companies to Mexican resident individuals or foreign residents (including foreign corporations) are subject to an additional withholding tax of 10%. International tax treaties may apply to avoid double taxation on dividends paid to overseas shareholders.

Dividends paid by the Bank to Mexican resident individuals and foreign residents in 2015, 2016 and 2017 are not subject to the 10% additional withholding tax as such dividends were paid from profits obtained prior to 2014.

Legal reserve

The Bank is subject to the legal reserve provision whereby at least 10% of net profits each year must be allocated and transferred to a capital reserve fund until reaching the equivalent of 100% of the paid-in share capital. Regarding Bank’s subsidiaries, the legal reserve provision requires the creation of a legal reserve equal to 5% of net profits until reaching 20% of paid-in share capital. The legal reserve fund cannot be distributed to the shareholders during the existence of the aforementioned entities, except in the form of a stock dividend.

As of December 31, 2016 and 2017, the Bank and its subsidiaries comply with the percentage of legal reserve required.

Treasury shares

Transactions involving own equity instruments are recognized directly in consolidated equity, and no profit or loss may be recognized on these transactions. The costs of any transaction involving own equity instruments are deducted directly from consolidated equity, net of any related tax effect.

d)   Other disclosures

During the Ordinary General Meeting of April 28, 2015, the following resolution was adopted:

The amount of 3,534 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on May 28, 2015.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary and Extraordinary General Meeting of November 25, 2015, the following resolution was adopted:

The amount of 3,226 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on December 21, 2015.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Meeting of April 28, 2016, the following resolution was adopted:

The amount of 3,844 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on May 26, 2016.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Meeting of December 5, 2016, it was authorized to increase the capital stock by 786 million pesos through the issuance of 7,862,838,825 Series “F” shares, which par value is 0.10 pesos per share. The aforementioned shares are recognized as treasury shares which will guarantee the contingent obligation to convert into the Bank’s common shares related to the Subordinated Additional Tier 1 Capital Notes described in Note 22.

During the Ordinary General Annual Meeting of December 22, 2016, the following resolution was adopted:

The amount of 13,624 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on December 30, 2016.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary General Annual Meeting of April 28, 2017, the following resolution was adopted:

The amount of 4,234 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on May 30, 2017.

The aforementioned dividend paid to shareholders was taken from the Net tax profit account.

During the Ordinary and Extraordinary General Meeting of December 8, 2017, the following resolutions were adopted:

-The amount of 4,676 million pesos was allocated from Accumulated reserves for the payment of dividends. This amount was paid to shareholders on December 27, 2017.

-It was agreed to carry out “the Corporate Restructuring”, which considers, among other corporate acts, the merger of the Group as the merged entity with the Bank as the merging entity.

By official letter UBVA/077/2017 dated December 13, 2017, the SHCP authorized “the Corporate Restructuring” (see Note 1.d for a description of the corporate acts to carrie out “the Corporate Restructuring”).

To carry out the Merger, the following resolutions were adopted:

i.

Increase the share capital of the Bank by capitalizing the Share premium in the amount of 17,574 million pesos, through the issuance of 175,746,122,497 shares, with a nominal value of 0.10 pesos, of which 147,353,683,122 shares correspond to the Series "F” and 28,392,439,375 shares correspond to the Series "B".

ii.

Carry out an equity concentration (reverse split) by increasing the nominal value of the Bank's shares from 0.10 pesos to 3.780782962 and decreasing the number of outstanding shares. As a result of the reverse split,  264,464,365,125 shares representing the share capital of the Bank were cancelled and 6,994,962,889 new shares representing the capital of the Bank were issued.

iii.

Carry out the exchange of shares, between the Bank and the Group once the Merger has been approved by the Public Registry of Commerce. The exchange of shares will be carried out by cancelling the shares representing the Group and the issuance of new shares of the Bank whose holders will be the shareholders of the extinct Group.

iv.

Increase the unsubscribed share capital of the Bank by 1,671 million pesos, through the cancellation of 207,968,532 treasury shares and the issuance of 650,000,000 new shares representing the Bank's share capital, which will be held as treasury shares by the Bank to guarantee the conversion of the Subordinated Additional Tier 1 Capital Notes issued by the Bank in December 2016 (see Note 22).

The aforementioned resolutions were effective on January 26, 2018, once the Ordinary and Extraordinary General Meeting minute and the merger agreements between the Bank and the Group were registered in the Public Registry of Commerce. On the same date, the delivery of the Bank's shares through INDEVAL to the Bank's shareholders was completed.